Stockholders' equity - Share capital (Details) $ in Millions	Dec. 31, 2019 USD ($) shares
Stockholders' equity
Shares outstanding	5,128,282,469
Shares in treasury	156,192,313
Total issued shares	5,284,474,782
Share capital per class of shares (in millions) | $	$ 61,614
Total authorized shares	7,000,000,000
Litel Participacoes S.A. and Litela Participacoes S.A.
Stockholders' equity
Shares outstanding	980,605,889
BNDES Participaes S.A.
Stockholders' equity
Shares outstanding	323,496,276
Bradespar S.A.
Stockholders' equity
Shares outstanding	293,907,266
Mitsui & Co., Ltd
Stockholders' equity
Shares outstanding	286,347,055
Foreign investors-ADRs
Stockholders' equity
Shares outstanding	1,150,143,671
Foreign institutional investors in local market
Stockholders' equity
Shares outstanding	1,164,475,058
FMP-FGTS
Stockholders' equity
Shares outstanding	46,807,292
PIBB-Fund
Stockholders' equity
Shares outstanding	2,473,749
Institutional investors
Stockholders' equity
Shares outstanding	567,027,304
Retail investors in Brazil
Stockholders' equity
Shares outstanding	312,998,897
Brazilian Government (Golden Share)
Stockholders' equity
Shares outstanding	12
Common share
Stockholders' equity
Shares outstanding	5,128,282,457
Shares in treasury	156,192,313
Total issued shares	5,284,474,770
Share capital per class of shares (in millions) | $	$ 61,614
Total authorized shares	7,000,000,000
Common share | Litel Participacoes S.A. and Litela Participacoes S.A.
Stockholders' equity
Shares outstanding	980,605,889
Common share | BNDES Participaes S.A.
Stockholders' equity
Shares outstanding	323,496,276
Common share | Bradespar S.A.
Stockholders' equity
Shares outstanding	293,907,266
Common share | Mitsui & Co., Ltd
Stockholders' equity
Shares outstanding	286,347,055
Common share | Foreign investors-ADRs
Stockholders' equity
Shares outstanding	1,150,143,671
Common share | Foreign institutional investors in local market
Stockholders' equity
Shares outstanding	1,164,475,058
Common share | FMP-FGTS
Stockholders' equity
Shares outstanding	46,807,292
Common share | PIBB-Fund
Stockholders' equity
Shares outstanding	2,473,749
Common share | Institutional investors
Stockholders' equity
Shares outstanding	567,027,304
Common share | Retail investors in Brazil
Stockholders' equity
Shares outstanding	312,998,897
Preferred share
Stockholders' equity
Shares outstanding	12
Total issued shares	12
Preferred share | Brazilian Government (Golden Share)
Stockholders' equity
Shares outstanding	12